Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2005
Off balance sheet arrangements [Line Items]
Purchase obligations	$ 4,543,795	[1]
Guarantees	26,760	[2]
Letters of credit	58,723	[3]
Total	4,629,278
Senior secured credit facility of Newsday LLC	650,000
Commitments [Abstract]
Equity interest EchoStar was issued in VOOM HD Holdings (in hundredths)	20.00%
Period of time after thirteenth anniversary of the closing of the Newsday Transaction that Tribune Company has the right to require CSC Holdings to purchase Tribune's entire interest in Newsday Holdings (in months)	6M
Term EchoStar agreed to distribute VOOM on its DISH Network (in years)			15Y
Minimum annual spending requirement by VOOM HD per the EchoStar Satellite affiliation agreement			100,000
Minimum number of offered channels on VOOM HD per the EchoStar Satellite affiliation agreement			21
Maximum annual spending requirement by VOOM HD per the EchoStar Satellite affiliation agreement			500,000
Other Matters [Abstract]
Proposed New York State Department of Taxation and Finance sales tax assessment	16,000
Percentage of VoIP revenue which sales tax is collected and remitted (in hundredths)	75.00%
Montana Department of Revenue property tax assessment on cable companies (in hundredths)	3.00%
Montana Department of Revenue property tax assessment on telephone companies (in hundredths)	6.00%
Montana Department of Revenue property tax	15,000
Payments Due Year 1 [Member]
Off balance sheet arrangements [Line Items]
Purchase obligations	1,296,121	[1]
Guarantees	10,517	[2]
Letters of credit	1,450	[3]
Total	1,308,088
Payments Due Years 2-3 [Member]
Off balance sheet arrangements [Line Items]
Purchase obligations	1,675,841	[1]
Guarantees	16,243	[2]
Letters of credit	56,923	[3]
Total	1,749,007
Payments Due Years 4-5 [Member]
Off balance sheet arrangements [Line Items]
Purchase obligations	626,225	[1]
Guarantees	0	[2]
Letters of credit	0	[3]
Total	626,225
Payments Due More Than 5 Years [Member]
Off balance sheet arrangements [Line Items]
Purchase obligations	945,608	[1]
Guarantees	0	[2]
Letters of credit	350	[3]
Total	$ 945,958

[1]	Purchase obligations primarily include contractual commitments with various programming vendors to provide video services to the Company's subscribers, minimum purchase obligations to purchase goods or services and contractual obligations under certain employment contracts. Future fees payable under contracts with programming vendors are based on numerous factors, including the number of subscribers receiving the programming. Amounts reflected above related to programming agreements are based on the number of subscribers receiving the programming as of December 2010 multiplied by the per subscriber rates or the stated annual fee, as applicable, contained in the executed agreements in effect as of December 31, 2010.
[2]	Includes outstanding guarantees primarily by CSC Holdings in favor of certain financial institutions in respect of ongoing interest expense obligations and potential early termination events in connection with the monetization of the Company's holdings of shares of Comcast Corporation common stock. Does not include CSC Holdings' guarantee of Newsday LLC's obligations under its $650,000 senior secured credit facility.
[3]	Consists primarily of letters of credit obtained by CSC Holdings in favor of insurance providers and certain governmental authorities for the Telecommunications Services segment.